Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Payments of Commitments

Future minimum payments under these agreements as at December 31, 2018 are presented in the following table:

2019	11,079
2020	7,944
2021	6,045
2022	1,175
2023	-
2024 and thereafter	-
Total commitments	26,243